Property, Plant, and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment

6. Property, Plant, and Equipment

The Company owns an expansive 22-acre modern Dutch “Venlo style” glass greenhouse situated on 70 acres in Grants, New Mexico. It is being retrofitted for growing, processing and distribution of medicinal plants, including marijuana, for medical researchers licensed by the Drug Enforcement Administration.

BRIGHT GREEN CORPORATION

Notes to the Condensed Financial Statements (Unaudited)

For the Three Months and Six Months Ended June 30, 2022 and 2021

(Expressed in United States Dollars)

6. Property, Plant, and Equipment (continued)

Property at June 30, 2022 and December 31, 2021, consisted of the following:

	June 30, 2022	December 31, 2021
Fixtures	$81,996	-
Land	260,000	260,000
Construction in progress	2,835,040	302,717
Building and improvement	8,883,851	8,883,851
	12,060,887	9,446,568
Accumulated depreciation	(2,504,272)	(2,117,804)
Net property, plant, and equipment	$9,556,615	7,328,764

6. Property

The Company owns an expansive 22-acre modern Dutch “Venlo style” glass greenhouse situated on 70 acres in Grants, New Mexico. It is being retrofitted for growing, processing and distribution of medicinal plants, including Marijuana, for medical researchers licensed by the Drug Enforcement Administration.

Property at December 31, 2021 and 2020, consisted of the following:

	2021	2020
Land	$260,000	$260,000
Construction in progress	302,717	-
Building and improvement	8,883,851	8,883,851
	9,446,568	9,143,851
Accumulated depreciation	(2,117,804)	(1,366,021)
Net property	$7,328,764	$7,777,830

BRIGHT GREEN CORPORATION

Notes to Financial Statements

For the years ended December 31, 2021 and 2020

(Expressed in United States Dollars)

6. Property (continued)

On December 4, 2020, the Company entered into a real estate purchase agreement to purchase 40 acres of land located in Grants, New Mexico, from a majority stockholder of the Company.

As consideration, the Company issued 9,500 shares of capital stock at a value of $15,000 determined based on the historical cost of such land. Under ASC 850, the transfer was considered a related party transaction by virtue of common ownership and management.